As filed with the Securities and Exchange Commission on May 27, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedules of Investments.

McCarthy Multi-Cap Stock Fund
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.86%
	Asset Managers - 1.02%
18,600	Bank of New York Mellon Corp.	$574,368

	Chemicals: Basic - 1.00%
7,000	Compass Minerals International, Inc.	561,610

	Cosmetics - 2.82%
25,000	Procter & Gamble Co.	1,581,750

	Health Insurers - 6.07%
18,580	UnitedHealth Group, Inc.	607,009
40,000	WellCare Health Plans, Inc.*	1,192,000
25,000	Wellpoint, Inc.*	1,609,500
		3,408,509

	Medical Supplies - 1.92%
30,000	Cardinal Health, Inc.	1,080,900

	Miscellaneous Financials - 1.73%
57,454	Western Union Co.	974,420

	Natural Gas Transmission - 2.84%
27,252	Kinder Morgan Management, LLC*	1,597,512

	Oil Field Services - 7.09%
27,000	ENSCO International, Inc. - ADR	1,209,060
25,000	Noble Corp.#	1,045,500
20,000	Transocean Ltd.*#	1,727,600
		3,982,160

	Petroleum: Integrated - 5.35%
26,000	ConocoPhillips	1,330,420
25,000	Exxon Mobil Corp.	1,674,500
		3,004,920

	Pharmaceutical - 14.86%
28,600	Abbott Laboratories	1,506,648
41,000	Bristol-Myers Squibb Co.	1,094,700
30,946	Johnson & Johnson	2,017,679
38,905	Merck & Co., Inc.	1,453,102
49,300	Mylan, Inc.*	1,119,603
67,145	Pfizer, Inc.	1,151,537
		8,343,269

	Pharmaceutical - Other - 2.19%
52,000	Endo Pharmaceuticals Holdings, Inc.*	1,231,880

	Property and Casualty Insurers - 6.82%
27,000	Allied World Assurance Company Holdings, Ltd.#	1,210,950
24,806	Argo Group International Holdings Ltd.#	808,427
47,000	Aspen Insurance Holdings Ltd.#	1,355,480
25,400	United Fire & Casualty Co.	456,946
		3,831,803

	Reinsurance - 14.03%
12,500	Berkshire Hathaway, Inc. - Class B*	1,015,875
30,000	Endurance Specialty Holdings Limited#	1,114,500
11,400	Everest Re Group, Ltd.#	922,602
70,500	Flagstone Reinsurance Holdings Ltd.#	807,930
46,270	Montpelier Re Holdings Ltd.#	777,799
17,600	RenaissanceRe Holdings, Ltd.#	998,976
32,000	Transatlantic Holdings, Inc.	1,689,600
20,000	Validus Holdings, Ltd.#	550,600
		7,877,882

	Retail - Department Store - 2.48%
25,000	Wal-Mart Stores, Inc.	1,390,000

	Retail - Drugs - 1.30%
20,000	CVS Caremark Corp.	731,200

	Social Services - 2.73%
25,000	Apollo Group, Inc. - Class A*	1,532,250

	Software - 5.51%
79,300	Microsoft Corp.	2,321,111
30,000	Oracle Corp.	770,700
		3,091,811

	Telecommunications - 6.14%
48,581	Telus Corp.#	1,740,171
55,000	Verizon Communications, Inc.	1,706,100
		3,446,271

	Water Transport - 0.75%
20,000	Genco Shipping & Trading Ltd.*#	422,200

	Wholesale Distribution - Non Durables - 2.21%
20,100	Bunge Limited#	1,238,763

	TOTAL COMMON STOCKS (Cost $41,649,022)	49,903,478

	EXCHANGE-TRADED FUNDS - 2.92%
37,000	Market Vectors Gold Miners ETF (Cost $1,412,456)	1,643,170

	SHORT-TERM INVESTMENTS - 6.92%
3,887,060	Federated Prime Obligations Fund, Institutional Class, 0.11%† (Cost $3,887,060)	3,887,060
	Total Investments in Securities (Cost $46,948,538) - 98.70%	55,433,708
	Other Assets in Excess of Liabilities - 1.30%	727,418
	NET ASSETS - 100.00%	$56,161,126

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of March 31, 2010.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows**:

Cost of investments	$46,948,538

Gross unrealized appreciation	$8,963,251
Gross unrealized depreciation	(478,081)
Net unrealized appreciation	$8,485,170

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Basic Materials	$561,610	$—	$—	$561,610
Capital Goods	3,982,160	—	—	3,982,160
Consumer Non-Durable	2,820,513	—	—	2,820,513
Consumer Services	2,121,200	—	—	2,121,200
Energy and Extraction	3,004,920	—	—	3,004,920
Financials	16,666,982	—	—	16,666,982
Healthcare	10,656,049	—	—	10,656,049
Miscellaneous	1,532,250	—	—	1,532,250
Technology	6,538,082	—	—	6,538,082
Transportation	422,200	—	—	422,200
Utilities	1,597,512	—	—	1,597,512
Total Equity	49,903,478	—	—	49,903,478
Exchange-Traded Funds	1,643,170	—	—	1,643,170
Short-Term Investments	3,887,060	—	—	3,887,060
Total Investments in Securities	$55,433,708	$—	$—	$55,433,708

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/18/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/18/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/18/2010

* Print the name and title of each signing officer under his or her signature.